Performance Management - BNY Mellon Ultra Short Income ETF	Jun. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund from year to year. The table compares the average annual total returns of the fund to those of the Bloomberg U.S. Aggregate Bond Index, a broad measure of market performance, and the ICE BofA Merrill Lynch 3-Month US Treasury Bill Index, which measures the performance of a U.S. Treasury bill that matures within three months. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Recent performance information may be available at www.bny.com/investments.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2024, Q3: 1.98 Worst Quarter 2022, Q1: (0.97) Year to date total return for the nine months ended September 30, 2025 was 3.81%.
Performance Table Uses Highest Federal Rate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes and or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of a period.
Performance [Table]
Average Annual Total Returns - BNY Mellon Ultra Short Income ETF		12 Months Ended	41 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index(reflects no deductions for fees, expenses or taxes) | Average Annual Return, Percent		1.25%	(2.27%)
Bloomberg U.S. Aggregate Bond Index(reflects no deductions for fees, expenses or taxes) | Performance Inception Date			Aug. 09, 2021
ICE BofA Merrill Lynch 3-Month US Treasury Bill Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Label [Optional Text]	ICE BofA Merrill Lynch 3-Month US Treasury Bill Index
ICE BofA Merrill Lynch 3-Month US Treasury Bill Index (reflects no deductions for fees, expenses or taxes) | Average Annual Return, Percent		5.25%	3.44%
ICE BofA Merrill Lynch 3-Month US Treasury Bill Index (reflects no deductions for fees, expenses or taxes) | Performance Inception Date			Aug. 09, 2021
BNY Mellon Ultra Short Income ETF | Average Annual Return, Label [Optional Text]	Returns before taxes
BNY Mellon Ultra Short Income ETF | Average Annual Return, Percent		5.47%	3.17%
BNY Mellon Ultra Short Income ETF | Performance Inception Date			Aug. 09, 2021
BNY Mellon Ultra Short Income ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Returns after taxes on distributions
BNY Mellon Ultra Short Income ETF | After Taxes on Distributions | Average Annual Return, Percent		3.29%	1.75%
BNY Mellon Ultra Short Income ETF | After Taxes on Distributions | Performance Inception Date			Aug. 09, 2021
BNY Mellon Ultra Short Income ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Returns after taxes on distributions and sale of fund shares
BNY Mellon Ultra Short Income ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent		3.21%	1.81%
BNY Mellon Ultra Short Income ETF | After Taxes on Distributions and Sales | Performance Inception Date			Aug. 09, 2021

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/24
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.bny.com/investments
BNY Mellon Ultra Short Income ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to date total return for the nine months ended
Bar Chart, Year to Date Return	3.81%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.98%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(0.97%)
Lowest Quarterly Return, Date	Mar. 31, 2022